ClearBridge Equity Fund
CLEARBRIDGE EQUITY FUND
Investment objective
The fund seeks growth and conservation of capital.
Income is a secondary investment objective.
Fees and expenses of the fund
The accompanying table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in funds sold by Legg Mason Investor Services, LLC (“LMIS”), the fund’s distributor. More information about these and other discounts is available from your financial intermediary, in this Prospectus on page 16 under the heading “Sales charges” and in the fund’s statement of additional information (“SAI”) on page 56 under the heading “Sales Charge Waivers and Reductions.”

The fund no longer offers Class R1 shares for purchase by new or existing investors.
Shareholder fees (fees paid directly from your investment)
Shareholder Fees ClearBridge Equity Fund (USD $)		Class A		Class C	Class FI	Class R	Class R1	Class I	Class O
Maximum sales charge (load) imposed on purchases (as a % of offering price)		5.75%		none	none	none	none	none	none
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption) (may be reduced over time)		none	[1]	1.00%	none	none	none	none	none
Small account fee ($)	[2]	15		15	none	none	none	none	none
[1]	Generally,
[2]	If your shares are held in a direct account and the value of your account is below $1,000 ($250 for retirement plans that are not employer-sponsored), the fund may charge you a fee of $3.75 per account that is determined and assessed quarterly (with an annual maximum of $15.00 per account). Direct accounts generally include accounts held in the name of the individual investor on the fund's books and records.

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses ClearBridge Equity Fund		Class A	Class C	Class FI		Class R		Class R1		Class I	Class O
Management fees		0.62%	0.62%	0.62%		0.62%		0.62%		0.62%	0.62%
Distribution and service (12b-1) fees		0.25%	1.00%	0.25%		0.50%		1.00%		none	none
Other expenses		0.31%	0.39%	0.26%	[1]	0.26%	[1]	0.26%	[1]	0.35%	0.12%
Total annual fund operating expenses		1.18%	2.01%	1.13%		1.38%		1.88%		0.97%	0.74%
Fees waived and/or expenses reimbursed	[2]		(0.01%)							(0.02%)
Total annual fund operating expenses after waiving fees and/or reimbursing expenses		1.18%	2.00%	1.13%		1.38%		1.88%		0.95%	0.74%
[1]	Other expenses for Class FI, Class R and Class R1 shares are estimated for the current fiscal year. Actual expenses may differ from estimates.
[2]	The manager has agreed to waive fees and/or reimburse operating expenses (other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses) so that total annual operating expenses are not expected to exceed 1.25% for Class A shares, 2.00% for Class C shares, 1.25% for Class FI shares, 1.50% for Class R shares, 2.00% for Class R1 shares, 0.95% for Class I shares and 0.95% for Class O shares. These arrangements cannot be terminated prior to December 31, 2015 without the Board of Trustees' consent. The manager is permitted to recapture amounts waived and/or reimbursed to a class during the same fiscal year if the class' total annual operating expenses have fallen to a level below the limits described above.

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes:
  You invest $10,000 in the fund for the time periods indicated
  Your investment has a 5% return each year and the fund’s operating expenses remain the same
  You reinvest all distributions and dividends without a sales charge
Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Number of years you own your shares ($)
Expense Example ClearBridge Equity Fund (USD $)	1 year	3 years	5 years	10 years
Class A	688	928	1,187	1,925
Class C	303	629	1,082	2,336
Class FI	115	359	622	1,374
Class R	140	437	755	1,657
Class R1	191	591	1,016	2,202
Class I	97	307	534	1,188
Class O	76	237	412	919

Number of years you own your shares ($)
Expense Example, No Redemption ClearBridge Equity Fund (USD $)	1 year	3 years	5 years	10 years
Class A	688	928	1,187	1,925
Class C	203	629	1,082	2,336
Class FI	115	359	622	1,374
Class R	140	437	755	1,657
Class R1	191	591	1,016	2,202
Class I	97	307	534	1,188
Class O	76	237	412	919

Portfolio turnover.
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 44% of the average value of its portfolio.
Principal investment strategies
Under normal circumstances, the fund invests at least 80% of its assets in equity securities. The fund invests primarily in common stock or securities convertible into common stock of companies in industries the portfolio manager believes have the potential to grow at a faster rate than the economy as a whole and that appear to have above-average earnings and dividend growth potential.

The fund emphasizes investments in U.S. stocks with large capitalizations, but the fund also invests in stocks with small and medium capitalizations. The fund may invest up to 25% of its assets in foreign securities, including up to 10% of its assets in securities of emerging market issuers.
Certain risks
Risk is inherent in all investing. There is no assurance that the fund will meet its investment objective. The value of your investment in the fund, as well as the amount of return you receive on your investment, may fluctuate significantly. You may lose part or all of your investment in the fund or your investment may not perform as well as other similar investments. The fund may take temporary defensive positions; in such a case, the fund will not be pursuing its principal investment strategies. The following is a summary description of certain risks of investing in the fund.

Stock market and equity securities risk. The securities markets are volatile and the market prices of the fund’s securities may decline generally. Securities fluctuate in price based on changes in a company’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the fund fall, the value of your investment in the fund will decline.

Recent market events risk. The global financial crisis that began in 2008 has caused a significant decline in the value and liquidity of many securities and unprecedented volatility in the markets. In response to the crisis, the U.S. government and the Federal Reserve, as well as certain foreign governments and their central banks have taken steps to support financial markets, including by keeping interest rates at historically low levels. More recently, the Federal Reserve has reduced its market support activities. Further reduction or withdrawal of this support, failure of efforts in response to the crisis, or investor perception that such efforts are not succeeding could negatively affect financial markets generally as well as result in higher interest rates, increase market volatility and reduce the value and liquidity of certain securities.

This environment could make identifying investment risks and opportunities especially difficult for the subadviser, and whether or not the fund invests in securities of issuers located in or with significant exposure to countries experiencing economic and financial difficulties, the value and liquidity of the fund’s investments may be negatively affected. In addition, policy and legislative changes in the United States and in other countries are affecting many aspects of financial regulation. The impact of these changes on the markets, and the practical implications for market participants, may not be fully known for some time.

Issuer risk. The value of a security can go up or down more than the market as a whole and can perform differently from the value of the market as a whole, often due to disappointing earnings reports by the issuer, unsuccessful products or services, loss of major customers, major litigation against the issuer or changes in government regulations affecting the issuer or the competitive environment. The fund may experience a substantial or complete loss on an individual security. Historically, the prices of securities of small and medium capitalization companies have generally gone up or down more than those of large capitalization companies, although even large capitalization companies may fall out of favor with investors.

Convertible securities risk. Convertible securities are subject to market and interest rate risk and credit risk. The market price of the equity security underlying a convertible security may be volatile. When the market price decreases, the convertible security tends to trade on the basis of its yield and other fixed income characteristics, making the convertible security more susceptible to credit and interest rate risks. When the market price of such an equity security rises, the convertible security tends to trade on the basis of its equity conversion features and be more exposed to market risk.

Dividend-paying stock risk. The fund’s emphasis on dividend-paying stocks involves the risk that such stocks may fall out of favor with investors and underperform the market. Also, a company may reduce or eliminate its dividend.

Large capitalization company risk. Large capitalization companies may fall out of favor with investors.

Small and medium capitalization company risk. The fund will be exposed to additional risks as a result of its investments in the securities of small and medium capitalization companies. Small and medium capitalization companies may fall out of favor with investors; may have limited product lines, operating histories, markets or financial resources; or may be dependent upon a limited management group. The prices of securities of small and medium capitalization companies generally are more volatile than those of large capitalization companies and are more likely to be adversely affected than large capitalization companies by changes in earnings results and investor expectations or poor economic or market conditions, including those experienced during a recession. Securities of small and medium capitalization companies may underperform large capitalization companies, may be harder to sell at times and at prices the portfolio manager believes appropriate and may offer greater potential for losses.

Liquidity risk. Some assets held by the fund may be impossible or difficult to sell, particularly during times of market turmoil. These illiquid assets may also be difficult to value. If the fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the fund may be forced to sell at a loss.

Foreign investments and emerging market risk. The fund’s investments in securities of foreign issuers or issuers with significant exposure to foreign markets involve additional risk. Foreign countries in which the fund may invest may have markets that are less liquid, less regulated and more volatile than U.S. markets. The value of the fund’s investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, and political or financial instability. Lack of information may also affect the value of these securities.

The risks of foreign investments are heightened when investing in issuers in emerging market countries.

Currency risk. The value of investments in securities denominated in foreign currencies increases or decreases as the rates of exchange between those currencies and the U.S. dollar change. Currency conversion costs and currency fluctuations could erase investment gains or add to investment losses. Currency exchange rates can be volatile, and are affected by factors such as general economic conditions, the actions of the U.S. and foreign governments or central banks, the imposition of currency controls and speculation.

Growth and value investing risk. Growth or value securities as a group may be out of favor and underperform the overall equity market while the market concentrates on other types of securities. Growth securities typically are very sensitive to market movements because their market prices tend to reflect future expectations. When it appears those expectations will not be met, the prices of growth securities typically fall. The value approach to investing involves the risk that stocks may remain undervalued. Although the fund will not concentrate its investments in any one industry or industry group, it may, like many growth or value funds, weight its investments toward certain industries, thus increasing its exposure to factors adversely affecting issuers within those industries.

Portfolio selection risk. The value of your investment may decrease if the subadviser’s judgment about the attractiveness or value of or market trends affecting a particular security, industry, sector or region, or about market movements is incorrect.

Risk of increase in expenses. Your actual costs of investing in the fund may be higher than the expenses shown in “Annual fund operating expenses” for a variety of reasons. For example, expense ratios may be higher than those shown if a fee limitation is changed or terminated or if average net assets decrease. Net assets are more likely to decrease and fund expense ratios are more likely to increase when markets are volatile.

These risks are discussed in more detail later in this Prospectus or in the SAI.
Performance
The accompanying bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Class O shares. The table shows the average annual total returns of each class of the fund that has been in operation for at least one full calendar year and also compares the fund’s performance with the average annual total returns of an index or other benchmark. Performance for classes other than those shown may vary from the performance shown to the extent the expenses for those classes differ. The fund makes updated performance information, including its current net asset value, available at the fund’s website, http://www.leggmason.com/individualinvestors/prospectuses (click on the name of the fund), or by calling the fund at 1-877-721-1926.

The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.

Sales charges are not reflected in the accompanying bar chart, and if those charges were included, returns would be less than those shown.

On June 30, 2006, the fund’s predecessor converted from a closed-end fund to an open-end fund with the same investment objectives and substantially similar investment strategies. Shares of the closed-end fund outstanding at the time of the conversion were designated as Class O shares. The information in the bar chart and average annual total returns table for periods prior to June 30, 2006 represents the performance of the closed-end fund. As a closed-end fund, the fund’s predecessor was not subject to the cash flow fluctuations and liquidity requirements of an open-end fund. The fund’s past performance may have been different if it had been an open-end fund since inception.
Total returns (%) Before taxes

Calendar Years ended December 31, 2013 Best Quarter (06/30/2009): 16.13 Worst Quarter (12/31/2008): (21.24)
Average annual total returns (%) (for periods ended December 31, 2013)
Average Annual Total Returns ClearBridge Equity Fund		1 year	5 years		10 years		Since inception	Inception date
Class O		31.46%	15.73%		6.55%
Class O Return after taxes on distributions		27.41%	14.57%		5.33%
Class O Return after taxes on distributions and sale of fund shares		20.34%	12.39%		5.09%
Class A	[1]	23.34%	13.89%			[2]	4.21%	Dec. 28, 2006
Class C	[1]	28.85%		[2]		[2]	11.38%	Jan. 06, 2010
Class I	[1]	31.27%	15.53%			[2]	6.12%	Apr. 30, 2008
S&P 500 Index (reflects no deduction for fees, expenses or taxes)		32.39%	17.94%		7.40%
[1]	For Class A shares, Class C shares and Class I shares, each for the period from the class' commencement of operations to December 31, 2013, the average annual total returns of the S&P 500 Index were 6.05%, 15.38% and 7.59%, respectively.
[2]	N/A

The after-tax returns are shown only for Class O shares, are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for classes other than Class O will vary from returns shown for Class O.